STOCKHOLDERS' EQUITY Shares of DuPont Common Stock (Details) - shares shares in Thousands		12 Months Ended					19 Months Ended
	Jun. 25, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2017
Class of Stock [Line Items]
Common Stock, Shares, Outstanding		734,204		738,565		784,143	734,204	780,485
Common stock issued (in shares)		1,719		2,656		3,658
Common stock retired (in shares)		(6,080)	[1]	(48,234)	[1]		16,900
Treasury Stock, Shares		0		0		27,818	0	4,708
Treasury stock repurchased (in shares)		6,080		20,416		23,110
Treasury Stock, Shares, Retired	37,000	(6,080)	[1]	(48,234)	[1]

[1]	Includes 37 million shares of common stock held in treasury that were retired in June 2019, which were returned to the status of authorized but unissued shares.